Investment Portfolioas of September 30, 2023 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 13.6%
Entertainment 0.7%
Warner Bros Discovery, Inc.*	78,078	847,927
Interactive Media & Services 8.6%
Alphabet, Inc. "A"*	49,354	6,458,465
Meta Platforms, Inc. "A"*	13,501	4,053,135
		10,511,600
Media 3.5%
Comcast Corp. "A"	6,944	307,897
Fox Corp. "A"	128,626	4,013,131
		4,321,028
Wireless Telecommunication Services 0.8%
T-Mobile U.S., Inc.*	6,947	972,927
Consumer Discretionary 9.0%
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.	35,087	2,134,342
Household Durables 4.5%
D.R. Horton, Inc.	42,749	4,594,235
Garmin Ltd.	8,144	856,749
		5,450,984
Specialty Retail 2.4%
AutoNation, Inc.*	9,951	1,506,581
Lowe's Companies, Inc.	4,401	914,704
Signet Jewelers Ltd.	7,129	511,934
		2,933,219
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	18,723	538,286
Consumer Staples 2.9%
Beverages 0.3%
Molson Coors Beverage Co. "B"	5,288	336,264
Consumer Staples Distribution & Retail 0.8%
Kroger Co.	21,095	944,001
Food Products 0.7%
Conagra Brands, Inc.	31,785	871,545
Tobacco 1.1%
Altria Group, Inc.	33,456	1,406,825

Energy 6.7%
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	38,333	1,036,908
Exxon Mobil Corp.	15,918	1,871,639
Marathon Petroleum Corp.	12,192	1,845,137
Phillips 66	3,949	474,472
Pioneer Natural Resources Co.	8,667	1,989,510
Valero Energy Corp.	6,664	944,355
		8,162,021
Financials 11.0%
Banks 3.5%
Bank of America Corp.	40,586	1,111,245
Huntington Bancshares, Inc.	90,820	944,528
JPMorgan Chase & Co.	15,501	2,247,955
		4,303,728
Capital Markets 1.1%
State Street Corp.	19,676	1,317,505
Consumer Finance 6.4%
Capital One Financial Corp.	19,649	1,906,935
Discover Financial Services	43,530	3,771,004
Synchrony Financial	72,115	2,204,556
		7,882,495
Health Care 23.0%
Biotechnology 7.5%
AbbVie, Inc.	6,638	989,460
Amgen, Inc.	1,468	394,540
Gilead Sciences, Inc.	43,280	3,243,403
Regeneron Pharmaceuticals, Inc.*	3,440	2,830,983
Vertex Pharmaceuticals, Inc.*	4,914	1,708,794
		9,167,180
Health Care Equipment & Supplies 2.9%
Edwards Lifesciences Corp.*	5,197	360,048
Hologic, Inc.*	20,010	1,388,694
Medtronic PLC	22,676	1,776,892
		3,525,634
Health Care Providers & Services 0.9%
HCA Healthcare, Inc.	1,166	286,812
Laboratory Corp. of America Holdings	4,354	875,372
		1,162,184
Pharmaceuticals 11.7%
Bristol-Myers Squibb Co.	101,126	5,869,353
Johnson & Johnson	16,836	2,622,207
Merck & Co., Inc.	44,528	4,584,157
Viatris, Inc.	135,445	1,335,488
		14,411,205
Industrials 5.9%
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	5,099	584,498

Electrical Equipment 0.3%
Acuity Brands, Inc.	2,006	341,642
Machinery 2.7%
Cummins, Inc.	6,009	1,372,816
PACCAR, Inc.	22,418	1,905,978
		3,278,794
Professional Services 2.1%
ManpowerGroup, Inc.	16,062	1,177,666
Robert Half, Inc.	12,913	946,265
SS&C Technologies Holdings, Inc.	9,965	523,561
		2,647,492
Trading Companies & Distributors 0.3%
Ferguson PLC	2,564	421,701
Information Technology 24.4%
Communications Equipment 2.2%
Cisco Systems, Inc.	50,556	2,717,891
Electronic Equipment, Instruments & Components 0.7%
Keysight Technologies, Inc.*	2,821	373,247
Sanmina Corp.*	9,637	523,096
		896,343
IT Services 2.4%
Cognizant Technology Solutions Corp. "A"	42,941	2,908,823
Semiconductors & Semiconductor Equipment 9.0%
Applied Materials, Inc.	8,995	1,245,358
Broadcom, Inc.	646	536,555
KLA Corp.	3,365	1,543,391
Lam Research Corp.	1,335	836,738
Microchip Technology, Inc.	19,531	1,524,394
NXP Semiconductors NV	4,026	804,878
QUALCOMM, Inc.	32,433	3,602,009
Skyworks Solutions, Inc.	9,167	903,774
		10,997,097
Software 3.7%
Microsoft Corp.	14,500	4,578,375
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	21,431	3,669,202
Dell Technologies, Inc. "C"	13,899	957,641
Hewlett Packard Enterprise Co.	183,224	3,182,601
		7,809,444
Materials 3.3%
Chemicals 1.0%
LyondellBasell Industries NV "A"	3,254	308,154
Olin Corp.	19,708	985,006
		1,293,160
Metals & Mining 2.3%
Nucor Corp.	17,896	2,798,039
Total Common Stocks (Cost $114,612,461)		122,474,199

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $414,697)	414,697	414,697

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,027,158)	100.1	122,888,896
Other Assets and Liabilities, Net	(0.1)	(121,664)
Net Assets	100.0	122,767,232
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (a) (b)
—	0 (c)	—	—	—	22	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (a)
1,132,870	5,079,957	5,798,130	—	—	36,124	—	414,697	414,697
1,132,870	5,079,957	5,798,130	—	—	36,146	—	414,697	414,697

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$122,474,199	$—	$—	$122,474,199
Short-Term Investments	414,697	—	—	414,697
Total	$122,888,896	$—	$—	$122,888,896

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH3
R-080548-2 (1/25)